Hyundai Auto Receivables Trust 2011-B
Monthly Servicing Report

Collection Period	February 2013
Distribution Date	03/15/13
Transaction Month	21
30/360 Days	30
Actual/360 Days	28

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	April 22, 2011
Closing Date:	May 18, 2011

	Dollars	Units	WAC	WARM
Original Pool Balance:	$1,057,739,792.32	59,025	4.54%	59.86
Original Adj. Pool Balance:	$1,010,117,970.23

		Dollar Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$204,000,000.00	19.286%	0.24828%	May 15, 2012
Class A-2 Notes	Fixed	$313,000,000.00	29.591%	0.59000%	March 17, 2014
Class A-3 Notes	Fixed	$277,000,000.00	26.188%	1.04000%	September 15, 2015
Class A-4 Notes	Fixed	$110,050,000.00	10.404%	1.65000%	February 15, 2017
Class B Notes	Fixed	$36,360,000.00	3.438%	2.27000%	February 15, 2017
Class C Notes	Fixed	$34,340,000.00	3.247%	2.86000%	March 15, 2017
Class D Notes	Fixed	$25,250,000.00	2.387%	3.51000%	November 15, 2017
Total Securities		$1,000,000,000.00	94.541%

Overcollateralization		$10,117,970.23	0.957%
YSOA		$47,621,822.09	4.502%
Total Original Pool Balance		$1,057,739,792.32	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$254,596,041.31	0.9191193	$234,489,714.00	0.8465333	$20,106,327.31
Class A-4 Notes	$110,050,000.00	1.0000000	$110,050,000.00	1.0000000	$-
Class B Notes	$36,360,000.00	1.0000000	$36,360,000.00	1.0000000	$-
Class C Notes	$34,340,000.00	1.0000000	$34,340,000.00	1.0000000	$-
Class D Notes	$25,250,000.00	1.0000000	$25,250,000.00	1.0000000	$-
Total Securities	$460,596,041.31	0.4605960	$440,489,714.00	0.4404897	$20,106,327.31

Weighted Avg. Coupon (WAC)	4.52%		4.52%
Weighted Avg. Remaining Maturity (WARM)	40.48		39.61
Pool Receivables Balance	$501,771,985.65		$480,623,309.37
Remaining Number of Receivables	42,185		41,400

Adjusted Pool Balance	$480,798,400.72		$460,692,073.40

III. COLLECTIONS

Principal:
Principal Collections	$20,488,151.77
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$527,404.93
Total Principal Collections	$21,015,556.70

Interest:
Interest Collections	$1,858,825.33
Late Fees & Other Charges	$41,061.86
Interest on Repurchase Principal	$-
Total Interest Collections	$1,899,887.19

Collection Account Interest	$1,452.83
Reserve Account Interest	$355.74
Servicer Advances	$-

Total Collections	$22,917,252.46

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Hyundai Auto Receivables Trust 2011-B
Monthly Servicing Report

Collection Period	February 2013
Distribution Date	03/15/13
Transaction Month	21
30/360 Days	30
Actual/360 Days	28

IV. DISTRIBUTIONS

Total Collections	$22,917,252.46
Reserve Account Available	$5,050,589.85
Total Available for Distribution	$27,967,842.31

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$418,143.32		$418,143.32	$418,143.32
Collection Account Interest					$1,452.83
Late Fees & Other Charges					$41,061.86
Total due to Servicer					$460,658.01

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$220,649.90		$220,649.90
Class A-4 Notes		$151,318.75		$151,318.75

Total Class A interest:		$371,968.65		$371,968.65	$371,968.65

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$68,781.00		$68,781.00	$68,781.00

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$81,843.67		$81,843.67	$81,843.67

7. Third Priority Principal Distribution:		$-		$-	$-

8. Class D Noteholders Interest:		$73,856.25		$73,856.25	$73,856.25

Available Funds Remaining:					$21,860,144.88

Reserve Account Release					$-
Reserve Account Draw					$-

9. Regular Principal Distribution Amount:					$20,106,327.31

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$20,106,327.31
Class A-4 Notes				$-
Class A Notes Total:		$20,106,327.31		$20,106,327.31
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Class D Notes Total:		$-		$-
Total Noteholders Principal		$20,106,327.31		$20,106,327.31

10. Required Deposit to Reserve Account					0.00

11. Trustee Expenses					0.00

12. Remaining Available Collections Released to Certificateholder					1,753,817.57

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$20,973,584.93
Beginning Period Amount	$20,973,584.93
Current Period Amortization	$1,042,348.97
Ending Period Required Amount	$19,931,235.97
Ending Period Amount	$19,931,235.97
Next Distribution Date Amount	$18,917,928.47

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Hyundai Auto Receivables Trust 2011-B
Monthly Servicing Report

Collection Period	February 2013
Distribution Date	03/15/13
Transaction Month	21
30/360 Days	30
Actual/360 Days	28

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$5,050,589.85
Beginning Period Amount	$5,050,589.85
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$5,050,589.85
Ending Period Amount	$5,050,589.85

VII. OVERCOLLATERALIZATION

Overcollateralization Target	2.00%
Overcollateralization Floor	2.00%

	Beginning	Ending	Target
Overcollateralization Amount	$20,202,359.40	$20,202,359.40	$20,202,359.40
Overcollateralization as a % of Original Adjusted Pool	2.00%	2.00%	2.00%
Overcollateralization as a % of Current Adjusted Pool	4.20%	4.39%	4.39%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.80%	40,905	98.55%	$473,638,032.11
30 - 60 Days	0.98%	407	1.19%	$5,695,446.17
61 - 90 Days	0.17%	71	0.22%	$1,040,900.16
91 + Days	0.04%	17	0.05%	$248,930.93
		41,400		$480,623,309.37
Total
Delinquent Receivables 61 + days past due	0.21%	88	0.27%	$1,289,831.09
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.33%	139	0.39%	$1,964,859.83
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.32%	139	0.40%	$2,075,745.72
Three-Month Average Delinquency Ratio	0.29%		0.35%

Repossession in Current Period		33		$477,305.04
Repossession Inventory		65		$436,313.49

Charge-Offs
Gross Principal of Charge-Off for Current Period				$660,524.51
Recoveries				$(527,404.93)
Net Charge-offs for Current Period				$133,119.58

Beginning Pool Balance for Current Period				$501,771,985.65

Net Loss Ratio				0.32%
Net Loss Ratio for 1st Preceding Collection Period				0.60%
Net Loss Ratio for 2nd Preceding Collection Period				0.85%
Three-Month Average Net Loss Ratio for Current Period				0.59%

Cumulative Net Losses for All Periods				$5,855,673.33
Cumulative Net Losses as a % of Initial Pool Balance				0.55%

Principal Balance of Extensions				$1,564,318.03
Number of Extensions				108

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